Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents

25. Cash and cash equivalents

	2018	2017
	£m	£m
Cash at bank and in hand	569	826
Short-term deposits	3,305	3,007

	3,874	3,833

In addition, £485 million of cash and cash equivalents has been reported in Assets held for sale, see Note 26, ‘Assets held for sale’.

Cash and cash equivalents included £0.2 billion (2017 – £ 0.8 billion) not available for general use due to restrictions applying in the subsidiaries where it is held. Restrictions include exchange controls and taxes on repatriation.